Income Tax - Schedule of Components of Income Tax Expense (Detail)	9 Months Ended
Dec. 31, 2021 USD ($)
Deferred expense (benefit)
Federal	$ (373,152)
State	(84,226)
Change in Valuation Allowance	$ 457,378